Average Annual Total Returns - PROFUND VP SEMICONDUCTOR	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. SemiconductorsSM Index OneYear		Dow Jones U.S. SemiconductorsSM Index FiveYears		Dow Jones U.S. SemiconductorsSM Index TenYears
Total	44.85%	27.51%	18.40%	May 01, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	47.33%	[1]	29.78%	[1]	20.54%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.